2. Summary of Significant Accounting Policies	9 Months Ended	11 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Summary Of Significant Accounting Policies
2. Summary of Significant Accounting Policies

Basis of Presentation

These consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). The preparation of these consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts in the consolidated financial statements, including the estimated useful lives of tangible and intangible assets and the asset retirement obligation. Management believes the estimates used in preparing the financial statements are reasonable and prudent. Actual results could differ from these estimates.

Principles of Consolidation

The consolidated financial statements include the financial statements of Lustros, Inc., its subsidiaries Lustros Chile SpA, Mineraltus, Bluestone, and Sulfatos. All significant inter-company balances and transactions have been eliminated in consolidation.

Use of Estimates

The presentation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Foreign Currency Translation

The Company records foreign currency translation adjustments and transaction gains and losses in accordance with ASC 830, Foreign Currency Matters. The functional currency of Bluestone and its subsidiaries is the Chilean Peso ("CLP"). Assets and liabilities of Bluestone and its subsidiaries are translated into United States dollars at the exchange rates as of the balance sheet dates. Revenues and expenses of Bluestone and its subsidiaries are translated into United States dollars at average exchange rates in effect during the period. The resulting cumulative translation adjustments have been recorded as a component of other comprehensive income (loss), included as a separate item in the balance sheet.

For purposes of these consolidated financial statements: (i) the exchange rate was $502.97 CLPs to 1 US dollar at September 30, 2013; and (ii) the average exchange rates were $503.42 CLPs to 1 US dollar during the three months ended September 30, 2013.

The Company is exposed to movements in foreign currency exchange rates. In addition, the Company is subject to risks including adverse developments in the foreign political and economic environment, trade barriers, managing foreign operations, and potentially adverse tax consequences. There can be no assurance that any of these factors will not have a material negative impact on the Company's financial condition or results of operations in the future.

Financial Instruments

The Company's financial instruments include cash and cash equivalents, and accounts payable and notes payable. At September 30, 2013, the carrying cost of these instruments approximated their fair value. The authoritative guidance for fair values establishes a three tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. Level 1, defined as observable inputs such as quoted prices in active markets; Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.

Cash Equivalents

Cash equivalents include highly liquid investments with maturities of three months or less.

Inventory

Inventory, which consists primarily of raw copper ore and copper sulfate, is stated at the lower of cost or market. Cost is determined by the first-in, first-out (FIFO) method.

The Company evaluates the need to record adjustments for impairment of inventory. As of September 30, 2013, the Company has not needed to adjust for impairment.

Income Taxes and Deferred Tax Asset

Accounting Standards Codification Topic No. 740 “Income Taxes” (ASC 740) requires the asset and liability method of accounting be used for income taxes. Under the asset and liability method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. Land is not depreciated.

Depreciation is computed principally on the straight-line method over the estimated useful life of each type of asset which ranges from three to five years. Major improvements are capitalized, while expenditures for repairs and maintenance are expensed when incurred. The depreciation methods, and estimated remaining useful lives are reviewed at least annually. If property and equipment is classified as held for sale, it is reviewed for impairment annually. The impairment charged to the income statement is the excess of the carrying value of the property and equipment over its expected fair value less costs to sell. Upon retirement or disposition, the related costs and accumulated depreciation are removed from the accounts, and any resulting gains or losses are credited or charged to income.

Mining Properties and Equipment

The Company will follow the successful efforts method of accounting. All developmental costs will be capitalized. Depreciation and depletion of producing properties will be computed on the unit-of-production method based on estimated proved reserves. Repairs and maintenance will be expensed, while renewals and betterments will be generally capitalized.

At least quarterly, or more frequently if conditions indicate that long-term assets may be impaired, the carrying value of our properties will be compared to management's future estimated pre-tax cash flow from the properties. If undiscounted cash flows are less than the carrying value, then the asset value will be written down to fair value. Impairment of individually significant unproved properties will be assessed on a property-by-property basis, and impairment of other unproved properties is assessed and amortized on an aggregate basis.

Derivatives

Under ASC 815, “Derivatives and Hedging”, the initial balance sheet classification of contracts that require net cash settlement are recorded as assets or liabilities. At each balance sheet date, the Company reviews contracts and equity instruments that are to be settled in common stock to determine if sufficient common shares are available to satisfy the maximum number of shares that could be required to net-share settle the contracts, among other conditions. Changes in fair value are accounted for in the consolidated statement of operations.

Asset Retirement Obligation

The Company follows ASC 410, Asset Retirement and Environmental Obligations, which requires that an asset retirement obligation (“ARO”) associated with the retirement of a tangible long-lived asset be recognized as a liability in the period in which it is incurred and becomes determinable, with an offsetting increase in the carrying amount of the associated asset. The cost of the tangible asset, including the initially recognized ARO, is depleted, such that the cost of the ARO is recognized over the useful life of the asset. The ARO is recorded at fair value, and accretion expense is recognized over time as the discounted liability is accreted to its expected settlement value. The fair value of the ARO is measured using expected future cash flow, discounted at the Company’s credit-adjusted risk-free interest rate. To date, the Company estimates that an asset retirement obligation of $401,760 exists. Accordingly, a liability for this amount has been included in long term liabilities.

Revenue Recognition

Revenue is recognized in accordance with SEC Staff Accounting Bulletin No. 101, "Revenue Recognition in Financial Statements." The Company recognizes revenue when the significant risks and rewards of ownership have been transferred to the customer pursuant to applicable laws and regulations, including factors such as when there has been evidence of a sales arrangement, delivery has occurred, or services have been rendered, the price to the buyer is fixed or determinable, and collection is reasonably assured. The Company is responsible for warehousing and shipping the merchandise.

Earnings/(Loss) Per Common Share

ASC Topic 260, “Earnings Per Share”, requires presentation of basic earnings per share and diluted earnings per share. Basic earnings/(loss) per share is computed by dividing earnings/(loss) available to common shareholders by the weighted average number of common shares outstanding (including shares reserved for issuance) during the period. Diluted earnings per common share calculations are determined by dividing net income by the weighted average number of common shares and dilutive common share equivalents outstanding. During periods when common stock equivalents, if any, are anti-dilutive, they are not considered in the computation.

Going Concern

The Company’s financial statements are prepared using US GAAP applicable to a going concern, which contemplates the realization of assets and liquidation of liabilities in the normal course of business. As shown in these consolidated financial statements, the Company has a limited operating history and limited funds and has an accumulated deficit of $5,383,249 as of September 30, 2013.  These factors affect the Company’s ability to continue as a going concern.

In order to continue as a going concern and achieve a profitable level of operations, the Company will require additional financing from loans or the sale of debt or equity securities. In addition, the Company will seek to generate revenues from its business lines.  If the Company is unable to secure such additional financing or secure such additional financing on favorable terms, the lack of adequate financing could have a material adverse effect on its ability to conduct its business as intended.

The financial statements do not include any adjustments relating to the recoverability and classification of assets and/or liabilities that might be necessary should the Company be unable to continue as a going concern. The continuation as a going concern is dependent upon the ability of the Company to meet its obligations on a timely basis and ultimately to attain profitability.

Recently Issued Accounting Pronouncements

In February 2013, the FASB issued authoritative guidance on the reporting of reclassifications out of accumulated other comprehensive income. The guidance requires an entity to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income if the amount is reclassified to net income in its entirety in the same reporting period. The guidance is effective for fiscal years beginning after December 15, 2012, with early adoption permitted. The adoption of this guidance did not have a material effect on the Company’s financial condition, results of operations or cash flows.

The Company has implemented all new accounting pronouncements that are in effect. These pronouncements did not have any material impact on the financial statements unless otherwise disclosed, and the Company does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its financial position or results of operations.

Basis of Presentation

These consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). The preparation of these consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts in the consolidated financial statements, including the estimated useful lives of tangible and intangible assets and the asset retirement obligation. Management believes the estimates used in preparing the financial statements are reasonable and prudent. Actual results could differ from these estimates.

Principles of Consolidation

The consolidated financial statements include the financial statements of Lustros, Inc., its subsidiaries Lustros Chile SpA, Mineraltus, Bluestone, and Sulfatos. All significant inter-company balances and transactions have been eliminated in consolidation.

Foreign Currency Translation

The Company records foreign currency translation adjustments and transaction gains and losses in accordance with ASC 830, Foreign Currency Matters. The functional currency of Bluestone and its subsidiaries is the Chilean Peso ("CLP"). Assets and liabilities of Bluestone and its subsidiaries are translated into United States dollars at the exchange rates as of the balance sheet dates. Revenues and expenses of Bluestone and its subsidiaries are translated into United States dollars at average exchange rates in effect during the period. The resulting cumulative translation adjustments have been recorded as a component of comprehensive income (loss), included as a separate item in the statement of operations.

For purpose of these consolidated financial statements: (i) the exchange rate was $478.60 CLPs to 1 US dollar at December 31, 2012; and (ii) the average exchange rates were $492.50 CLPs to 1 US dollar during the twelve months ended December 31, 2012.

The Company is exposed to movements in foreign currency exchange rates. In addition, the Company is subject to risks including adverse developments in the foreign political and economic environment, trade barriers, managing foreign operations, and potentially adverse tax consequences. There can be no assurance that any of these factors will not have a material negative impact on the Company's financial condition or results of operations in the future.

Financial Instruments

The Company's financial instruments include cash and cash equivalents, and accounts payable and notes payable. At December 31, 2012, the carrying cost of these instruments approximated their fair value. The authoritative guidance for fair values establishes a three tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. Level 1, defined as observable inputs such as quoted prices in active markets; Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.

Cash Equivalents

Cash equivalents include highly liquid investments with maturities of three months or less.

Inventory

Inventory, which consists primarily of raw copper ore and copper sulfate, is stated at the lower of cost or market. Cost is determined by the first-in, first-out (FIFO) method.

The Company evaluates the need to record adjustments for impairment of inventory.

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation and impairment. Land is not depreciated.

Depreciation is computed principally on the straight-line method over the estimated useful life of each type of asset which ranges from three to five years. Major improvements are capitalized, while expenditures for repairs and maintenance are expensed when incurred. The depreciation methods, and estimated remaining useful lives are reviewed at least annually. Upon classification of property and equipment as held for sale it is reviewed for impairment. The impairment charged to the income statement is the excess of the carrying value of the property and equipment over its expected fair value less costs to sell. Upon retirement or disposition, the related costs and accumulated depreciation are removed from the accounts, and any resulting gains or losses are credited or charged to income.

Mining Properties and Equipment

The Company will follow the successful efforts method of accounting. All developmental costs will be capitalized. Depreciation and depletion of producing properties will be computed on the unit-of-production method based on estimated proved reserves. Repairs and maintenance will be expensed, while renewals and betterments will be generally capitalized.

At least quarterly, or more frequently if conditions indicate that long-term assets may be impaired, the carrying value of our properties will be compared to management's future estimated pre-tax cash flow from the properties. If undiscounted cash flows are less than the carrying value, then the asset value will be written down to fair value. Impairment of individually significant unproved properties will be assessed on a property-by-property basis, and impairment of other unproved properties is assessed and amortized on an aggregate basis.

Asset Retirement Obligation

The Company follows ASC 410, Asset Retirement and Environmental Obligations, which requires that an asset retirement obligation (“ARO”) associated with the retirement of a tangible long-lived asset be recognized as a liability in the period in which it is incurred and becomes determinable, with an offsetting increase in the carrying amount of the associated asset. The cost of the tangible asset, including the initially recognized ARO, is depleted, such that the cost of the ARO is recognized over the useful life of the asset. The ARO is recorded at fair value, and accretion expense is recognized over time as the discounted liability is accreted to its expected settlement value. The fair value of the ARO is measured using expected future cash flow, discounted at the Company’s credit-adjusted risk-free interest rate. To date, the Company estimates that an asset retirement obligation of $396,474 exists. Accordingly, a liability for this amount has been included in accounts payable and accrued liabilities.

Revenue Recognition

Revenue is recognized in accordance with SEC Staff Accounting Bulletin No. 101, "Revenue Recognition in Financial Statements." The Company recognizes revenue when the significant risks and rewards of ownership have been transferred to the customer pursuant to applicable laws and regulations, including factors such as when there has been evidence of a sales arrangement, delivery has occurred, or services have been rendered, the price to the buyer is fixed or determinable, and collection is reasonably assured. The Company is responsible for warehousing and shipping the merchandise.

Proven and Probable Reserves

The definition of proven and probable reserves is set forth in SEC Industry Guide 7.  Proven reserves are reserves for which (a) quantity is computed from dimensions revealed in outcrops, trenches, workings or drill holes; grade and/or quality are computed from the results of detailed sampling and (b) the sites for inspection, sampling and measurement are spaced so closely and the geologic character is so well defined that size, shape, depth and mineral content of reserves are well-established.  Probable reserves are reserves for which quantity and grade and/or quality are computed from information similar to that used for proven reserves, but the sites for inspection, sampling, and measurement are farther apart or are otherwise less adequately spaced.  The degree of assurance, although lower than that for proven reserves, is high enough to assume continuity between points of observation.  In addition, reserves cannot be considered proven and probable until they are supported by a feasibility study, indicating that the reserves have had the requisite geologic, technical and economic work performed and are economically and legally extractable at the time of the reserve determination.

Mineral Acquisition Costs

The costs of acquiring land and mineral rights are considered tangible assets.  Significant acquisition payments are capitalized.  General, administrative and holding costs to maintain an exploration property are expensed as incurred.  If a mineable ore body is discovered, such costs are amortized when production begins using the units-of-production method.  If no mineable ore body is discovered or such rights are otherwise determined to have diminished value, such costs are expensed in the period in which the determination is made.

Exploration Costs

Exploration costs are charged to expense as incurred.  Costs to identify new mineral resources, to evaluate potential resources, and to convert mineral resources into proven and probable reserves are considered exploration costs.

Design, Construction, and Development Costs

Certain costs to design and construct mine and processing facilities may be incurred prior to establishing proven and probable reserves.  Under these circumstances, we classify the project as an exploration stage project and expense substantially all costs, including design, engineering, construction, and installation of equipment.  Certain types of equipment, which have alternative uses or significant salvage value, may be capitalized.  If a project is determined to contain proven and probable reserves, costs incurred in anticipation of production can be capitalized.  Such costs include development drilling to further delineate the ore body, removing overburden during the pre-production phase, building access ways, constructing facilities, and installing equipment.  If a project is not reliant on proven or probable reserves, we classify the project as a development stage project and capitalize substantially all construction in process costs, including design, engineering, construction, equipment and installation of equipment.  Interest costs, if any, incurred during the development phase, would be capitalized until the assets are ready for their intended use.  The cost of start-up activities and on-going costs to maintain production are expensed as incurred.  Costs of abandoned projects are charged to operations upon abandonment.

If a project commences commercial production, amortization and depletion of capitalized costs is computed on a unit-of–production basis over the expected reserves of the project based on estimated recoverable gold equivalent ounces.

Income Taxes

Accounting Standards Codification Topic No. 740 “Income Taxes” (ASC 740) requires the asset and liability method of accounting be used for income taxes. Under the asset and liability method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

Earnings/(Loss) Per Common Share

ASC Topic 260, “Earnings Per Share”, requires presentation of basic earnings per share and diluted earnings per share. Basic earnings/(loss) per share is computed by dividing earnings/(loss) available to common shareholders by the weighted average number of common shares outstanding (including shares reserved for issuance) during the period. Diluted earnings/(loss) per share gives effect to all potential dilutive common shares outstanding during the period.

Going Concern

The Company’s financial statements are prepared using US GAAP applicable to a going concern, which contemplates the realization of assets and liquidation of liabilities in the normal course of business. As shown in these consolidated financial statements, the Company has a limited operating history and limited funds and has an accumulated deficit of $3,127,879 as of December 31, 2012.  These factors affect the Company’s ability to continue as a going concern.

Recently Issued Accounting Pronouncements

In February 2013, the FASB issued authoritative guidance on the reporting of reclassifications out of accumulated other comprehensive income. The guidance requires an entity to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income if the amount is reclassified to net income in its entirety in the same reporting period. The guidance is effective for fiscal years beginning after December 15, 2012, with early adoption permitted. The adoption of this guidance did not have a material effect on the Company’s financial condition, results of operations or cash flows.

The Company has implemented all new accounting pronouncements that are in effect. These pronouncements did not have any material impact on the financial statements unless otherwise disclosed, and the Company does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its financial position or results of operations.

In order to continue as a going concern and achieve a profitable level of operations, the Company will require additional financing from loans or the sale of debt or equity securities. In addition, the Company will seek to generate revenues from its business lines.

The financial statements do not include any adjustments relating to the recoverability and classification of assets and/or liabilities that might be necessary should the Company be unable to continue as a going concern. The continuation as a going concern is dependent upon the ability of the Company to meet its obligations on a timely basis and ultimately to attain profitability.